Intangible assets (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	$ 643,773	$ 713,061
Impairment loss	380,457
Balance at the end	481,197	643,773
Intellectual property
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	495,862
Impairment loss	380,457
Balance at the end	25,057	495,862
Computer software [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	37,977
Balance at the end	27,910	37,977
Patents
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	45,985
Balance at the end	135,525	45,985
Brand names [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	35,280
Balance at the end	279,572	35,280
Brand names [member] | Nautical Ventures Group Inc.
Reconciliation of changes in intangible assets other than goodwill [abstract]
Business acquisition	270,448
Backlog
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	21,977
Balance at the end	9,417	21,977
Website
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	6,692
Balance at the end	3,716	6,692
Gross carrying amount [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	1,050,339	1,001,382
Additions	99,407	46,932
Business acquisition	270,448
Currency translation	(8,649)	2,025
Balance at the end	1,411,545	1,050,339
Gross carrying amount [member] | Intellectual property
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	772,225	770,363
Currency translation	(7,542)	1,862
Balance at the end	764,683	772,225
Gross carrying amount [member] | Computer software [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	76,181	76,026
Currency translation	270	155
Balance at the end	76,451	76,181
Gross carrying amount [member] | Patents
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	46,932	0
Additions	99,407	46,932
Currency translation	(1,403)
Balance at the end	144,936	46,932
Gross carrying amount [member] | Brand names [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	77,335	77,327
Business acquisition	270,448
Currency translation	26	8
Balance at the end	347,809	77,335
Gross carrying amount [member] | Backlog
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	62,794	62,794
Balance at the end	62,794	62,794
Gross carrying amount [member] | Website
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	14,872	14,872
Balance at the end	14,872	14,872
Accumulated depreciation and amortisation [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	(406,566)	(288,321)
Depreciation	143,325	118,245
Impairment loss	380,457
Balance at the end	(930,348)	(406,566)
Accumulated depreciation and amortisation [member] | Intellectual property
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	(276,363)	(199,640)
Depreciation	82,806	76,723
Impairment loss	380,457
Balance at the end	(739,626)	(276,363)
Accumulated depreciation and amortisation [member] | Computer software [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	(38,204)	(28,627)
Depreciation	10,337	9,577
Balance at the end	(48,541)	(38,204)
Accumulated depreciation and amortisation [member] | Patents
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	(947)	0
Depreciation	8,464	947
Balance at the end	(9,411)	(947)
Accumulated depreciation and amortisation [member] | Brand names [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	(42,055)	(26,590)
Depreciation	26,182	15,465
Balance at the end	(68,237)	(42,055)
Accumulated depreciation and amortisation [member] | Backlog
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	(40,817)	(28,258)
Depreciation	12,560	12,559
Balance at the end	(53,377)	(40,817)
Accumulated depreciation and amortisation [member] | Website
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	(8,180)	(5,206)
Depreciation	2,976	2,974
Balance at the end	$ (11,156)	$ (8,180)